UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: 811-23084

Series Portfolios Trust
 (Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

John Hedrick, President
Series Portfolios Trust
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Ave, 5th Fl
Milwaukee, WI  53202
 (Name and address of agent for service)

(414) 765-6047
Registrant's telephone number, including area code

Date of fiscal year end: December 31, 2018

Date of reporting period: March 31, 2018

Item 1. Schedule of Investments.

Heitman US Real Estate Securities Fund
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2018

	Shares	Value
LONG REITs - 98.94%
Diversified REITs - 5.15%
Empire State Realty Trust, Inc., Class A	4,640	$77,905
Liberty Property Trust	2,500	99,325
Washington Real Estate Investment Trust	2,563	69,970
		247,200
Health Care REITs - 10.81%
CareTrust REIT, Inc.	3,870	51,858
HCP, Inc.	969	22,510
Healthcare Realty Trust, Inc.	2,077	57,554
Physicians Realty Trust	5,850	91,084
Sabra Health Care REIT, Inc.	5,479	96,704
Welltower, Inc.	3,671	199,813
		519,523
Hotel & Resort REITs - 6.98%
Chesapeake Lodging Trust	1,876	52,172
Pebblebrook Hotel Trust	2,204	75,707
Summit Hotel Properties, Inc.	8,133	110,690
Sunstone Hotel Investors, Inc.	6,361	96,814
		335,383
Industrial REITs - 8.19%
DCT Industrial Trust, Inc.	1,907	107,440
Duke Realty Corporation	4,745	125,648
Prologis, Inc.	2,543	160,184
		393,272
Office REITs - 12.81%
Alexandria Real Estate Equities, Inc.	1,038	129,636
Brandywine Realty Trust	4,138	65,712
Highwoods Properties, Inc.	2,211	96,886
Hudson Pacific Properties, Inc.	2,791	90,791
JBG SMITH Properties	265	8,933
Kilroy Realty Corporation	1,412	100,196
Vornado Realty Trust	1,828	123,024
		615,178
Residential REITs - 18.69%
American Campus Communities, Inc.	2,710	104,660
Apartment Investment & Management Company, Class A	3,982	162,267
AvalonBay Communities, Inc.	1,598	262,807
Camden Property Trust	2,256	189,910
Equity Residential	1,183	72,897
Invitation Homes, Inc.	4,616	105,383
		897,924
Retail REITs - 17.24%
DDR Corporation	6,721	49,265
Federal Realty Investment Trust	1,491	173,120
GGP, Inc.	7,384	151,077
Pennsylvania Real Estate Investment Trust	2,584	24,935
Retail Properties of America, Inc., Class A	9,598	111,913
Simon Property Group, Inc.	2,058	317,652
		827,962
Specialized REITs - 19.07%
CoreSite Realty Corporation	950	95,247
CubeSmart	3,633	102,451
CyrusOne, Inc.	2,635	134,938
Digital Realty Trust, Inc.	2,293	241,636
Equinix, Inc.	192	80,283
Extra Space Storage, Inc.	1,711	149,473
Public Storage	560	112,218
		916,246

TOTAL LONG REITS
(Cost $4,741,980)		4,752,688

SHORT TERM INVESTMENTS - 0.52%
First American Treasury Obligations Fund, Institutional Class, 1.56% (a)	25,060	25,060
TOTAL SHORT TERM INVESTMENTS
(Cost $25,060)		25,060

TOTAL INVESTMENTS
(Cost $4,767,040) - 99.46%		4,777,748
OTHER ASSETS IN EXCESS OF LIABILITIES - 0.54%		25,856
TOTAL NET ASSETS - 100.00%		$4,803,604

(a)	The rate quoted is the annualized seven-day effective yield as of March 31, 2018.
REIT - Real Estate Investment Trust

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC ("S&P").  GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The cost basis of investments for federal income tax purposes at March 31, 2018 was as follows*:

Total Portfolio
Tax Cost(1)	$4,767,040

Gross unrealized appreciation	97,138
Gross unrealized depreciation	(86,430)
Net unrealized appreciation (depreciation)	$10,708

(1) Tax cost represents tax on investments.

* Because tax adjustments are calculated annually at the end of the Fund's fiscal year, the above table does not reflect tax adjustments for the current fiscal year.

The following is a summary of the Fund’s pricing procedures. It is intended to be a general discussion and may not necessarily reflect all of the pricing procedures followed by the Fund.  Equity securities, including common stocks, preferred stocks, and real estate investment trusts (“REITs”) that are traded on a national securities exchange, except those listed on the NASDAQ Global Market®, NASDAQ Global Select Market® and the NASDAQ Capital Market® exchanges (collectively “NASDAQ”), are valued at the last reported sale price on that exchange on which the security is principally traded. Securities traded on NASDAQ will be valued at the NASDAQ Official Closing Price (“NOCP”). If, on a particular day, an exchange traded or NASDAQ security does not trade, then the mean between the most recent quoted bid and asked prices will be used. All equity securities that are not traded on a listed exchange are valued at the last sale price in the over-the-counter market. If a non-exchanged traded equity security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used.  To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

Investments in registered open-end investment companies (including money market funds), other than exchange-traded funds, are typically valued at their reported net asset values ("NAV"). To the extent these securities are valued at their NAV per share, they are categorized in Level 1 of the fair value hierarchy.

All other assets of the Fund are valued in such a manner as the Board of Trustees, in good faith, deems appropriate to reflect its fair value.

The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following table is a summary of the inputs used to value the Fund’s securities by level within the fair value hierarchy as of March 31, 2018:

Investments at Fair Value	Level 1	Level 2	Level 3	Total
Assets
Long REITs(1)	$4,752,688	$-	$-	$4,752,688
Short Term Investments	25,060	-	-	25,060
	$4,777,748	$-	$-	$4,777,748

(1) Please refer to the Schedules of Investments to view long REITs segregated by sub-industry type.

As of March 31, 2018, the Fund did not hold any Level 2 or Level 3 securities. It is the Fund’s policy to record transfers at the end of the reporting period. For the period ended March 31, 2018, there were no transfers between levels.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Series Portfolios Trust

By (Signature and Title  /s/John Hedrick
John Hedrick, President

Date  05/23/2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/John Hedrick
John Hedrick, President

Date  05/23/2018

By (Signature and Title)*  /s/ David Cox
David Cox, Treasurer

Date  05/23/2018

* Print the name and title of each signing officer under his or her signature.